Leases - Summary of Changes in Right of Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 37,907
Ending balance	33,152
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(43,999)
Depreciation	(5,513)
Decreases	1,861
Exchange differences	488
Ending balance	(47,163)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	81,906
Increases	1,193
Decreases	(2,094)
Exchange differences	(690)
Ending balance	80,315
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	26,592
Ending balance	23,366
Land and Buildings | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(28,260)
Depreciation	(3,700)
Decreases	729
Exchange differences	178
Ending balance	(31,053)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	54,852
Increases	1,047
Decreases	(1,047)
Exchange differences	(433)
Ending balance	54,419
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	11,315
Ending balance	9,786
Plant and Machinery | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(15,739)
Depreciation	(1,813)
Decreases	1,132
Exchange differences	310
Ending balance	(16,110)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	27,054
Increases	146
Decreases	(1,047)
Exchange differences	(257)
Ending balance	$ 25,896